Share Capital and Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Share Capital

The following is a summary of share capital:

	The VFF Common Shares
	# of Shares	Amount
Share capital - January 1, 2017	38,882,945	$24,954
Shares issued pursuant to public offering, net	2,500,000	9,769
Shares issued from vesting of RSUs	768,000	1,333
Shares issued on exercise of options	91,667	59

Share capital - December 31, 2017	42,242,612	36,115

Shares issued pursuant to public offering, net	3,097,200	15,737
Shares issued pursuant to private placement, net	1,886,793	7,755
Shares issued from vesting of RSUs	50,334	831
Shares issued on exercise of options	365,732	283

Share capital - December 31, 2018	47,642,671	$60,721